INCOME PER SHARE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INCOME PER SHARE

14.        INCOME PER SHARE

Following is a summary of the information used in the computation of basic and diluted income per common share for the years ended September 30, 2011, 2010, and 2009:

	Year Ended September 30,
	2011	2010	2009

Weighted average number of common shares
outstanding - used in computation of basic
income per common share	2,069,000	2,089,000	2,110,000
Effect of dilutive securities:
Stock options	12,000	6,500	11,000
Stock grants	11,000	11,500	4,000
Weighted average number of common shares
outstanding plus effect of dilutive securities -
used in computation of diluted income per
common share	2,092,000	2,107,000	2,125,000

At September 30, 2011 and 2010 and 2009, approximately 234,000, 231,000 and 184,000, respectively, of common stock equivalents were excluded from diluted earnings per share because the option price exceeded the average market price.